Income Tax (Details) - Schedule of Temporary Differences and Unused Tax Losses - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Income Tax (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	$ 95,608	$ 91,669
Non-capital loss carry forwards [Member]
Income Tax (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	77,298	65,200
Plant and equipment [Member]
Income Tax (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	2,003	2,553
Mineral rights and properties [Member]
Income Tax (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	6,199	3,562
Other deductible temporary difference [Member]
Income Tax (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	$ 10,108	$ 20,354